Other Intangible Assets and Liabilities (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Intangible Assets
Net amount	$ 9,360,484		$ 7,529,851	$ 6,876,505
Acquired below-market leases
Below market lease intangibles	(15,519,478)		(12,659,658)	(10,087,779)
Accumulated amortization	3,360,477		2,134,844	974,268
Net amount	(12,159,001)		(10,524,814)	(9,113,511)
Amortization recorded
Net amortization of above and below-market lease intangibles	967,958	$ 619,062	847,998	630,801	$ 271,334
Amortization expense	871,935	$ 580,516	793,926	621,330	$ 325,783
Future amortization of acquired below-market leases
2015			(1,295,078)
2016			(1,265,438)
2017			(1,227,329)
2018			(1,219,304)
2019			(1,176,413)
Thereafter			(4,341,252)
Net amount	(12,159,001)		(10,524,814)	(9,113,511)
Acquired in-place leases
Other Intangible Assets
Gross amount	9,396,660		7,640,351	6,628,824
Accumulated amortization	(2,293,151)		(1,437,382)	(648,963)
Net amount	7,103,509		6,202,969	5,979,861
Future amortization of lease intangibles
2015			815,355
2016			785,080
2017			747,967
2018			718,813
2019			692,237
Thereafter			2,443,517
Acquired above-market leases
Other Intangible Assets
Gross amount	3,191,725		1,963,504	1,220,688
Accumulated amortization	(934,750)		(636,622)	(324,044)
Net amount	$ 2,256,975		1,326,882	$ 896,644
Future amortization of lease intangibles
2015			304,876
2016			237,633
2017			169,143
2018			114,629
2019			99,107
Thereafter			$ 401,494